Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Raw materials and purchased components	$ 1,050	$ 1,235
Consumable stores	1,520	1,327
Work in progress	2,467	2,086
Finished goods and goods for resale	1,836	1,768
Total inventories	6,873	6,416
Comprising:
Expected to be used within one year	6,659	6,213	[1]
Expected to be used after more than one year	$ 214	$ 203	[1]

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.